Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Company’s Level 3 Financial Instruments - Fair Value, Inputs, Level 3 [Member]	9 Months Ended
Sep. 30, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Begining	$ 3,830,000
Fair value ,Ending	7,050,000
Forward Purchase Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of Forward Purchase Agreement	$ 3,220,000